Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 17, 2021 USD ($)
Significant accounting policies
Provision for doubtful accounts	$ 1,300,000	$ 1,900,000
Estimated scrap value (per lwt)	$ 400
Number of vessels indicated impairment | item	1
Number of vessels in operation | item	25
Value of shares issued as payment for equity method investment	$ 443,000	440,000
Standard corporation tax rate	12.50%
Higher corporation tax rate	25.00%
Deferred income tax	$ 0	0	$ 0
Interest and penalties related to uncertain tax positions	$ 0	0	$ 0
Vessels
Significant accounting policies
Useful life	25 years
Percentage of margin exceeding carrying value	5.00%
Average remaining useful life	16 years
Office Equipment and Fixtures and Fittings
Significant accounting policies
Useful life	5 years
Leasehold improvements
Significant accounting policies
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Minimum
Significant accounting policies
Scheduled drydocking period of vessels	30 months
Maximum
Significant accounting policies
Scheduled drydocking period of vessels	60 months
Maximum | Leasehold improvements
Significant accounting policies
Useful life	10 years
Element 1 Corp.
Significant accounting policies
Total investment	$ 4,200,000			$ 9,300,000
Value of shares issued as payment for equity method investment	$ 4,200,000			$ 5,300,000
Impairment on equity method investment		$ 4,400,000